Vessels in Operation (Details) $ in Thousands					1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Mar. 24, 2025 USD ($) TEU	Mar. 10, 2025 USD ($) TEU	Feb. 19, 2025 USD ($) TEU	Jan. 09, 2025 TEU	May 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Vessel TEU	Jun. 30, 2026 USD ($) Vessel TEU		Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Vessel	Jan. 09, 2026 Vessel	Mar. 31, 2025 Vessel	Jun. 16, 2022 USD ($)
Vessels in Operation [Abstract]
Unpaid capitalized expenses							$ 12,226		$ 12,979
Proceeds from sale of vessel							0		$ 53,483
Advances for vessels under construction							124,340			$ 0
Impairment loss							$ 0
Number of unencumbered vessels (in Vessel) | Vessel							21
Advances for Vessels Acquisitions, Vessels under Construction and Other Additions						$ 35,961	$ 129,383			35,961
Sale and Leaseback Agreements [Member]
Vessels in Operation [Abstract]
Number of vessels mortgaged as collateral (in Vessel) | Vessel							39
Czech [Member]
Vessels in Operation [Abstract]
Vessel capacity (in TEU) | TEU				9,019			9,019	[1]
Dimitris Y [Member]
Vessels in Operation [Abstract]
Aggregate sale price of vessel					$ 35,600
Proceeds from sale of vessel					$ 35,085
Net gain from sale of vessel		$ 17,943
Keta [Member]
Vessels in Operation [Abstract]
Vessel capacity (in TEU) | TEU	2,207
Proceeds from sale of vessel	$ 11,944
Net gain from sale of vessel	$ 7,121
Tasman [Member]
Vessels in Operation [Abstract]
Vessel capacity (in TEU) | TEU		5,936
Proceeds from sale of vessel		$ 30,846
Net gain from sale of vessel		$ 17,929
Akiteta [Member]
Vessels in Operation [Abstract]
Vessel capacity (in TEU) | TEU			2,220
Proceeds from sale of vessel			$ 10,693
Net gain from sale of vessel			$ 3,279
Fourth High Reefer Vessels [Member]
Vessels in Operation [Abstract]
Advance payment for vessel acquisition										30,200
Vessels under Construction							124,340
Advances for Vessels Acquisitions, Vessels under Construction and Other Additions						$ 5,761	$ 5,043			$ 5,761
Senior Secured Notes 2027 [Member]
Vessels in Operation [Abstract]
Numbers of vessels released as collateral (in Vessel) | Vessel							4					3
Face amount													$ 350,000
Stated interest rate													5.69%
Number of vessels mortgaged as collateral (in Vessel) | Vessel							11
Vessels Purchase Agreement [Member] | Three Eco 8,586 TEU Vessels [Member]
Vessels in Operation [Abstract]
Vessel capacity (in TEU) | TEU						8,586
Number of newbuilding vessels to be purchased (in Vessel) | Vessel						3				3
Other Commitment						$ 90,000				$ 90,000
Number of vessels delivered (in Vessel) | Vessel						2				2	1
Vessels Purchase Agreement [Member] | New Fifteen Vessels [Member]
Vessels in Operation [Abstract]
Other Commitment							$ 1,329,863
Number of vessels under construction (in Vessel) | Vessel							15
Vessels Sale Agreement [Member] | Ian H, Manet, Kumasi, and Julie [Member]
Vessels in Operation [Abstract]
Number of vessels to be sold (in Vessel) | Vessel							4
Aggregate sale price of vessel							$ 65,500

[1]	The charter of the fourth ECO 9,019 TEU Vessel resulted in an intangible liability of $15,987 that was recognized and is being amortized over the remaining useful life of the charter. As of December 31, 2024, the Company had paid $6,850 advance for this vessel acquisition.